LOANS - Restructured Loans (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) d entity loans	Dec. 31, 2019 USD ($) loans	Dec. 31, 2018 USD ($) loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Extended Maturities	$ 0	$ 2,877,000	$ 4,093,000
Adjusted Interest Rates	0	5,284,000	52,000
Combined Rate And Maturity	0	516,000	0
Forebearance Agreements	4,759,000	20,320,000	23,175,000
Other	12,443,000	2,473,000	985,000
Total	$ 17,202,000	$ 31,470,000	$ 28,305,000
Number of Restructured Loans | loans	155	157	196
Restructured loans, Number of Loans | loans	45	63	43
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 17,323,000	$ 31,884,000	$ 28,571,000
Restructured loans, Period End Balance	$ 17,202,000	$ 31,470,000	$ 28,305,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	1	3	1
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 29,000	$ 7,000,000.0	$ 41,000
Total restructured loans	21,800,000	30,000,000.0	38,500,000
Restructured Loans, Accrual Status	7,100,000	11,400,000	16,100,000
Restructured Loans, Nonaccrual Status	14,700,000	18,500,000	22,400,000
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	300,000	2,500,000	0
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	8,800,000	2,500,000	1,500,000
Accruing TDRs performing in accordance with restructured terms for more than one year	$ 5,000,000.0	$ 4,700,000	$ 7,900,000
Restructured loans performance threshold (days) | d	90
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	$ 320,200,000
Payment Deferral [Member] | Loan Deferrals First Round [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	18,500,000
Payment Deferral [Member] | Loan Deferrals Second Round [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	54,900,000
Payment Deferral [Member] | Loan Deferrals Third Round [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	246,800,000
Payment Deferral [Member] | Interest only payments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	291,500,000
Payment Deferral [Member] | Full principal and Interest payments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	28,700,000
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		8	17
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 25,009,000	$ 23,943,000
Restructured loans, Period End Balance		$ 25,071,000	$ 23,890,000
Financing Receivable, Modifications, Number of Contracts | loans	8
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 14,984,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 14,984,000
Commercial & industrial | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Number of Contracts | entity	90
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	$ 312,500,000
Construction real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		0	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 0	$ 0
Restructured loans, Period End Balance		$ 0	$ 0
Financing Receivable, Modifications, Number of Contracts | loans	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 0
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		9	8
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 3,024,000	$ 3,385,000
Restructured loans, Period End Balance		$ 2,932,000	$ 3,150,000
Financing Receivable, Modifications, Number of Contracts | loans	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 0
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		30	13
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 3,415,000	$ 1,148,000
Restructured loans, Period End Balance		$ 3,062,000	$ 1,073,000
Financing Receivable, Modifications, Number of Contracts | loans	24
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,953,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,847,000
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		14	5
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 395,000	$ 95,000
Restructured loans, Period End Balance		$ 366,000	$ 192,000
Financing Receivable, Modifications, Number of Contracts | loans	11
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 351,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 349,000
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		2	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 41,000	$ 0
Restructured loans, Period End Balance		$ 39,000	$ 0
Financing Receivable, Modifications, Number of Contracts | loans	2
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 35,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 22,000
Installment | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Number of Contracts | entity	53
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	$ 7,700,000
Hotel [Member] | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	$ 186,200,000
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Percent	58.00%
Franchise [Member] | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	$ 44,300,000
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Percent	14.00%